SIGNIFICANT ACCOUNTING POLICIES - Transactions between the VIE and other entities in the consolidated group (Details) - VIEs and its subsidiary $ in Thousands, ¥ in Millions	6 Months Ended		9 Months Ended
	Jun. 30, 2022 HKD ($)	Jun. 30, 2021 HKD ($)	Sep. 30, 2022 HKD ($)	Sep. 30, 2021 HKD ($)	Sep. 30, 2022 CNY (¥)	Jun. 30, 2022 CNY (¥)	Dec. 31, 2021 HKD ($)	Dec. 31, 2021 CNY (¥)	Jun. 30, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
SIGNIFICANT ACCOUNTING POLICIES
Due from internal companies	$ 211,692		$ 216,696				$ 190,424
Due to internal companies	91,479		87,483				$ 80,435
Revenues earned	131,834	$ 75,000	182,834	$ 118,000
Repayment of advances	0	0	0	0
VIE proceeded from advances from Group companies	$ 7,388	$ 0	$ 8,107	$ 0
Registered capital | ¥					¥ 10	¥ 10		¥ 10	¥ 10	¥ 10	¥ 10